Trade and other receivables and other current assets (Details) - EUR (€) € in Thousands	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Trade and other receivables and other current assets
Non-current trade receivables	€ 50,000	€ 0	€ 0
Trade receivables	134,632	39,603	9,206
Prepayments	219	292	142
Other receivables	13,568	14,114	9,261
Trade and other receivables	148,418	54,009	18,609
Inventories	355	255	276
Accrued income	1,096	4,443	3,863
Deferred charges	10,502	4,439	4,104
Other current assets	11,953	9,138	8,244
Total trade and other receivables & other current assets	€ 210,371	€ 63,147	€ 26,852